Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Equipment, Net [Abstract]
Schedule of Equipment, Net

As of March 31, 2026 and 2025, equipment, net, consisted of the following:

	As of March 31,
	2026	2025
	USD	USD
Motor vehicles	50,664	50,664
Machineries	2,077,821	105,513
Less: accumulated depreciation	(353,408)	(156,177)
Equipment, net	1,775,077	-